Schedule of Investments (unaudited) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.	1,192	$53,271
Aerovironment Inc.(a)	770	47,232
Astronics Corp.(a)	1,514	44,133
Axon Enterprise Inc.(a)	1,774	130,921
BWX Technologies Inc.	6,310	379,420
Cubic Corp.	1,543	91,886
Curtiss-Wright Corp.	1,178	161,751
Hexcel Corp.(b)	3,920	312,150
Kratos Defense & Security Solutions Inc.(a)	2,820	50,929
Mercury Systems Inc.(a)	1,562	114,417
Moog Inc., Class A	1,607	137,993
Triumph Group Inc.	1,626	45,056
Wesco Aircraft Holdings Inc.(a)(b)	6,269	68,708

		1,637,867

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	4,060	81,322
Hub Group Inc., Class A(a)	1,796	91,722

		173,044

Airlines — 0.0%
Hawaiian Holdings Inc.	1,525	46,192

Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)	4,578	45,139
Cooper Tire & Rubber Co.	1,924	55,450
Dana Inc.	2,970	50,342
Dorman Products Inc.(a)	841	62,503
Fox Factory Holding Corp.(a)	913	60,194
Gentex Corp.	5,247	149,015
Gentherm Inc.(a)(b)	3,570	149,404
Goodyear Tire & Rubber Co. (The)	6,585	105,294
LCI Industries	544	57,914
Modine Manufacturing Co.(a)	12,636	93,759
Tenneco Inc., Class A	3,529	43,724
Visteon Corp.(a)(b)	822	76,882

		949,620

Automobiles — 0.2%
Thor Industries Inc.	1,705	108,728
Winnebago Industries Inc.	951	45,201

		153,929

Banks — 8.0%
Amalgamated Bank, Class A	2,452	46,882
Ameris Bancorp	2,272	99,173
Atlantic Union Bankshares Corp.	1,603	60,593
BancFirst Corp.	1,472	86,980
BancorpSouth Bank	5,028	156,371
Bank of Hawaii Corp.	4,794	431,987
Bank OZK	4,512	133,916
BankUnited Inc.	3,126	109,598
Banner Corp.	715	39,060
BOK Financial Corp.	1,381	115,093
Bridge Bancorp. Inc.	1,647	53,824
Cadence BanCorp.	3,205	52,915
CBTX Inc.	1,804	53,254
Columbia Banking System Inc.	2,251	87,969
Commerce Bancshares Inc.	2,854	191,304
Community Trust Bancorp. Inc.	1,157	51,996
Cullen/Frost Bankers Inc.	4,374	409,231
CVB Financial Corp.	4,647	99,260

Security	Shares	Value

Banks (continued)
Equity Bancshares Inc., Class A(a)	2,077	$61,168
First Financial Bancorp	6,391	155,429
First Financial Bankshares Inc.	3,864	133,579
First Hawaiian Inc.	2,598	74,147
First Horizon National Corp.	8,957	144,029
First Interstate BancSystem Inc., Class A	3,048	128,321
FNB Corp.	5,717	71,005
Fulton Financial Corp.	16,345	280,480
Glacier Bancorp. Inc.	4,149	181,934
Great Western Bancorp. Inc.	3,979	136,758
Hancock Whitney Corp.	2,325	94,418
Heartland Financial USA Inc.	2,183	103,081
Heritage Financial Corp./WA	1,438	39,660
HomeTrust Bancshares Inc.	3,585	93,676
Hope Bancorp Inc.	2,111	30,631
Independent Bank Corp.	639	53,804
International Bancshares Corp.	6,716	284,893
Investors Bancorp. Inc.	11,860	143,032
Live Oak Bancshares Inc.	3,100	56,575
National Bank Holdings Corp., Class A	1,106	39,639
Opus Bank	4,928	126,699
Pinnacle Financial Partners Inc.	2,757	169,335
Popular Inc.	1,558	86,173
QCR Holdings Inc.	2,272	94,970
ServisFirst Bancshares Inc.	2,965	107,807
Simmons First National Corp., Class A	4,143	107,345
South State Corp.	1,587	132,165
Sterling Bancorp./DE	3,641	74,349
Stock Yards Bancorp. Inc.	2,293	94,907
Synovus Financial Corp.	1,369	52,145
TCF Financial Corp.	5,051	214,617
Texas Capital Bancshares Inc.(a)	2,473	142,939
TriState Capital Holdings Inc.(a)	2,356	57,086
Triumph Bancorp. Inc.(a)	1,502	53,862
Trustmark Corp.	2,318	79,646
UMB Financial Corp.	3,268	219,838
Umpqua Holdings Corp.	10,125	165,746
United Bankshares Inc./WV	3,495	132,356
Webster Financial Corp.	5,135	250,023
WesBanco Inc.	4,447	162,227
Westamerica Bancorp	968	62,920
Western Alliance Bancorp	4,576	238,684
Wintrust Financial Corp.	2,229	151,371

		7,562,875

Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	140	53,805

Biotechnology — 4.7%
ACADIA Pharmaceuticals Inc.(a)	3,678	166,577
Acceleron Pharma Inc.(a)	1,126	55,129
Achillion Pharmaceuticals Inc.(a)	7,286	45,246
Agios Pharmaceuticals Inc.(a)	2,292	89,159
Aimmune Therapeutics Inc.(a)	1,722	48,078
Alder Biopharmaceuticals Inc.(a)(b)(c)	3,497	3,077
Alkermes PLC(a)	2,577	54,169
Allakos Inc.(a)(b)	670	63,650
Amicus Therapeutics Inc.(a)	6,567	68,822
Arena Pharmaceuticals Inc.(a)(b)	1,017	48,185
ArQule Inc.(a)	5,903	56,610
Arrowhead Pharmaceuticals Inc.(a)(b)	2,065	150,766

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Atara Biotherapeutics Inc.(a)	3,374	$47,945
Audentes Therapeutics Inc.(a)	1,788	51,906
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,201	68,841
Bluebird Bio Inc.(a)(b)	1,697	137,355
Blueprint Medicines Corp.(a)	1,227	100,663
Coherus Biosciences Inc.(a)	2,459	44,237
CRISPR Therapeutics AG(a)	839	60,114
Deciphera Pharmaceuticals Inc.(a)	963	45,540
Denali Therapeutics Inc.(a)	3,079	54,775
Dicerna Pharmaceuticals Inc.(a)	2,291	55,122
Eagle Pharmaceuticals Inc./DE(a)	877	51,287
Emergent BioSolutions Inc.(a)	850	46,631
Enanta Pharmaceuticals Inc.(a)	745	47,427
Epizyme Inc.(a)(b)	3,027	50,006
Esperion Therapeutics Inc.(a)(b)	1,220	62,659
Exelixis Inc.(a)	7,273	120,950
FibroGen Inc.(a)(b)	2,619	110,967
Flexion Therapeutics Inc.(a)(b)	2,891	51,257
Global Blood Therapeutics Inc.(a)(b)	1,750	116,375
Halozyme Therapeutics Inc.(a)	4,913	95,263
Heron Therapeutics Inc.(a)	2,217	56,667
Immunomedics Inc.(a)(b)	5,092	95,628
Insmed Inc.(a)	2,954	68,090
Intercept Pharmaceuticals Inc.(a)(b)	742	80,411
Invitae Corp.(a)(b)	2,656	52,854
Iovance Biotherapeutics Inc.(a)	2,972	67,851
Ironwood Pharmaceuticals Inc.(a)	4,220	50,724
Karyopharm Therapeutics Inc.(a)	3,008	52,700
Ligand Pharmaceuticals Inc.(a)	676	76,388
Medicines Co. (The)(a)	2,053	172,863
Mirati Therapeutics Inc.(a)	831	83,740
Momenta Pharmaceuticals Inc.(a)	2,878	48,350
Myriad Genetics Inc.(a)	1,954	50,296
Natera Inc.(a)	1,275	46,525
OPKO Health Inc.(a)	32,302	51,360
Portola Pharmaceuticals Inc.(a)	1,719	49,077
Progenics Pharmaceuticals Inc.(a)(b)	7,896	41,217
PTC Therapeutics Inc.(a)	1,491	70,017
Ra Pharmaceuticals Inc.(a)	991	46,309
Radius Health Inc.(a)	2,014	45,114
REGENXBIO Inc.(a)	1,283	53,706
Sage Therapeutics Inc.(a)(b)	1,495	231,381
Sangamo Therapeutics Inc.(a)(b)	4,885	52,758
Spark Therapeutics Inc.(a)(b)	1,390	154,485
Ultragenyx Pharmaceutical Inc.(a)	2,313	91,710
uniQure NV(a)	1,066	59,334
United Therapeutics Corp.(a)	873	80,543
Veracyte Inc.(a)	1,919	55,114
Xencor Inc.(a)	1,295	51,023
ZIOPHARM Oncology Inc.(a)(b)	10,522	54,820

		4,459,843

Building Products — 0.8%
AAON Inc.	1,776	87,681
Advanced Drainage Systems Inc.	2,978	113,640
Armstrong World Industries Inc.	2,148	206,251
Builders FirstSource Inc.(a)	4,358	110,737
Resideo Technologies Inc.(a)	5,348	52,303
Trex Co. Inc.(a)	1,609	138,471

		709,083

Security	Shares	Value

Capital Markets — 1.7%
Affiliated Managers Group Inc.	2,284	$194,985
Donnelley Financial Solutions Inc.(a)	4,723	47,419
Evercore Inc., Class A	1,086	84,035
Federated Investors Inc., Class B	2,120	71,062
Interactive Brokers Group Inc., Class A	991	47,984
INTL. FCStone Inc.(a)	1,258	50,320
Janus Henderson Group PLC	13,866	352,197
Legg Mason Inc.	6,380	249,330
LPL Financial Holdings Inc.	2,451	226,350
Morningstar Inc.	768	120,653
Stifel Financial Corp.	885	55,330
Virtu Financial Inc., Class A	2,806	46,580
Westwood Holdings Group Inc.	1,579	48,728

		1,594,973

Chemicals — 1.2%
Balchem Corp.	630	62,767
Chemours Co. (The)	4,330	68,371
HB Fuller Co.	2,670	133,179
Huntsman Corp.	4,106	92,878
Ingevity Corp.(a)	703	63,488
Innospec Inc.	1,214	119,458
Koppers Holdings Inc.(a)	1,109	41,088
Minerals Technologies Inc.	2,984	161,136
Scotts Miracle-Gro Co. (The)	721	72,879
Stepan Co.	857	83,043
Trinseo SA	1,943	73,814
Tronox Holdings PLC, Class A(a)	4,147	48,022
Valvoline Inc.	3,941	89,264

		1,109,387

Commercial Services & Supplies — 3.0%
ABM Industries Inc.	3,429	130,268
ACCO Brands Corp.	9,042	82,734
ADT Inc.(b)	8,136	75,177
Brady Corp., Class A, NVS	2,291	130,587
Brink’s Co. (The)	524	48,732
Cimpress NV(a)	564	72,271
Clean Harbors Inc.(a)	1,074	88,766
Covanta Holding Corp.	8,002	117,709
Deluxe Corp.	1,631	83,312
Healthcare Services Group Inc.	2,612	65,692
Herman Miller Inc.	3,998	191,024
HNI Corp.	1,491	58,581
IAA Inc.(a)	4,872	220,848
Interface Inc.	2,810	47,180
KAR Auction Services Inc.	9,136	192,952
Knoll Inc.	2,890	79,648
Matthews International Corp., Class A	3,767	144,464
McGrath RentCorp.	1,351	99,082
Mobile Mini Inc.	2,188	83,057
MSA Safety Inc.	1,105	136,943
Pitney Bowes Inc.	3,883	18,289
SP Plus Corp.(a)	1,848	81,035
Steelcase Inc., Class A	4,340	78,641
Team Inc.(a)(b)	3,888	62,869
Tetra Tech Inc.	2,284	201,654
UniFirst Corp./MA	704	145,200
Viad Corp.	1,754	110,327

		2,847,042

2

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 1.1%
ADTRAN Inc.	4,994	$45,895
Ciena Corp.(a)	5,784	219,561
CommScope Holding Co. Inc.(a)(b)	7,962	108,283
EchoStar Corp., Class A(a)(b)	1,174	49,390
Infinera Corp.(a)(b)	7,263	46,338
InterDigital Inc.	1,418	80,543
Lumentum Holdings Inc.(a)	2,658	195,788
NETGEAR Inc.(a)	1,718	43,139
NetScout Systems Inc.(a)	2,195	55,314
Plantronics Inc.	1,956	49,565
Ribbon Communications Inc.(a)	15,397	45,113
Viavi Solutions Inc.(a)	3,703	55,619

		994,548

Construction & Engineering — 2.1%
AECOM(a)	7,669	332,298
Aegion Corp.(a)	3,732	80,835
Arcosa Inc.	1,463	57,364
Argan Inc.	1,153	42,246
Comfort Systems USA Inc.	2,993	152,942
EMCOR Group Inc.	3,482	309,654
Fluor Corp.	5,548	96,757
Granite Construction Inc.	2,694	69,397
Great Lakes Dredge & Dock Corp.(a)	4,437	47,387
MasTec Inc.(a)(b)	1,318	87,436
MYR Group Inc.(a)	1,585	54,461
Primoris Services Corp.	2,134	46,991
Quanta Services Inc.	8,520	354,773
Valmont Industries Inc.	1,097	157,025
WillScot Corp.(a)	2,745	48,751

		1,938,317

Construction Materials — 0.1%
Summit Materials Inc., Class A(a)	3,611	86,195
U.S. Concrete Inc.(a)	1,187	48,584

		134,779

Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	106	45,629
Encore Capital Group Inc.(a)	1,478	53,903
Green Dot Corp., Class A(a)	1,809	42,982
OneMain Holdings Inc.	1,227	52,871
PRA Group Inc.(a)	3,055	111,935
SLM Corp.	5,743	48,988

		356,308

Containers & Packaging — 1.0%
AptarGroup Inc.	3,377	378,629
Berry Global Group Inc.(a)	2,627	122,655
Graphic Packaging Holding Co.	3,967	64,543
Greif Inc., Class A, NVS	1,316	56,785
Myers Industries Inc.	3,024	50,047
Owens-Illinois Inc.	4,978	49,183
Sonoco Products Co.	3,726	225,535

		947,377

Distributors — 0.4%
Pool Corp.	1,644	339,404

Diversified Consumer Services — 2.0%
American Public Education Inc.(a)	1,887	46,722
Bright Horizons Family Solutions Inc.(a)	3,854	580,104
Carriage Services Inc.	3,167	76,166
Chegg Inc.(a)(b)	1,718	66,607

Security	Shares	Value

Diversified Consumer Services (continued)
frontdoor Inc.(a)	2,636	$119,305
Graham Holdings Co., Class B	167	105,479
Grand Canyon Education Inc.(a)	943	80,334
H&R Block Inc.	4,933	120,267
Houghton Mifflin Harcourt Co.(a)	7,750	45,493
Laureate Education Inc., Class A(a)	2,830	49,100
Service Corp. International/U.S	6,291	276,930
ServiceMaster Global Holdings Inc.(a)	5,915	231,809
Strategic Education Inc.	344	48,759
WW International Inc.(a)(b)	1,918	83,030

		1,930,105

Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings Inc.	736	46,132
GCI Liberty Inc., Class A(a)	1,263	89,660
Iridium Communications Inc.(a)	2,975	69,318

		205,110

Electric Utilities — 1.0%
Hawaiian Electric Industries Inc.	7,156	312,503
IDACORP Inc.	3,315	348,241
Otter Tail Corp.	2,681	131,798
Portland General Electric Co.	3,522	195,506

		988,048

Electrical Equipment — 0.8%
Atkore International Group Inc.(a)	1,628	67,920
Bloom Energy Corp., Class A(a)	7,829	51,045
EnerSys	942	66,100
Generac Holdings Inc.(a)(b)	2,105	207,343
Hubbell Inc.	1,472	216,414
Plug Power Inc.(a)	13,506	52,673
Regal Beloit Corp.	800	65,384
Sunrun Inc.(a)	3,772	52,355

		779,234

Electronic Equipment, Instruments & Components — 3.4%
Anixter International Inc.(a)	1,255	107,729
Avnet Inc.	4,558	185,283
Badger Meter Inc.	2,952	183,024
Belden Inc.	1,323	71,098
Benchmark Electronics Inc.	1,651	56,910
Coherent Inc.(a)(b)	878	132,455
CTS Corp.	2,993	81,948
Dolby Laboratories Inc., Class A	2,306	158,837
ePlus Inc.(a)	604	50,476
Fabrinet(a)	1,495	90,433
Fitbit Inc., Class A(a)	6,793	47,279
Insight Enterprises Inc.(a)	1,926	126,326
Itron Inc.(a)	1,751	140,220
Jabil Inc.	1,441	55,969
KEMET Corp.	2,563	68,483
Littelfuse Inc.	697	126,443
Methode Electronics Inc.	4,059	151,035
MTS Systems Corp.	1,853	84,163
National Instruments Corp.	7,815	329,168
Novanta Inc.(a)(b)	1,455	135,577
OSI Systems Inc.(a)	1,012	100,684
Plexus Corp.(a)	1,810	137,379
Rogers Corp.(a)	698	90,754
SYNNEX Corp.	1,354	166,285
Tech Data Corp.(a)	1,505	218,060
Vishay Intertechnology Inc.	4,780	95,074

3

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group Inc.(a)	1,334	$45,903

		3,236,995

Energy Equipment & Services — 1.0%
Apergy Corp.(a)	4,761	121,596
Archrock Inc.	5,516	46,389
Cactus Inc., Class A	1,740	52,531
Core Laboratories NV	3,672	160,834
DMC Global Inc.	1,057	48,717
Dril-Quip Inc.(a)	991	41,880
Exterran Corp.(a)	7,640	41,103
Helix Energy Solutions Group Inc.(a)	5,552	46,082
Helmerich & Payne Inc.	1,175	46,448
Matrix Service Co.(a)	2,437	51,031
Newpark Resources Inc.(a)	7,504	43,973
Oceaneering International Inc.(a)	5,860	78,583
Oil States International Inc.(a)	3,059	48,760
Solaris Oilfield Infrastructure Inc., Class A	4,128	44,293
Tidewater Inc.(a)(b)	3,458	52,907
U.S. Silica Holdings Inc.	9,745	48,043

		973,170

Entertainment — 0.7%
Cinemark Holdings Inc.	5,379	182,187
IMAX Corp.(a)(b)	6,063	130,355
Lions Gate Entertainment Corp., Class A(a)	4,935	46,142
Madison Square Garden Co. (The), Class A(a)	353	99,468
World Wrestling Entertainment Inc., Class A	1,309	81,184
Zynga Inc., Class A(a)	21,283	132,593

		671,929

Equity Real Estate Investment Trusts (REITs) — 9.0%
Agree Realty Corp.	1,600	119,648
Alexander & Baldwin Inc.	2,040	44,227
American Assets Trust Inc.	1,495	71,057
American Campus Communities Inc.	7,782	373,847
American Finance Trust Inc.	3,113	46,041
Americold Realty Trust	4,576	172,149
Apartment Investment & Management Co., Class A	1,232	66,245
Armada Hoffler Properties Inc.	3,552	64,149
Brandywine Realty Trust	24,936	384,763
Brixmor Property Group Inc.	12,278	269,379
Chatham Lodging Trust	3,253	59,530
Colony Capital Inc.	11,782	57,496
Columbia Property Trust Inc.	5,452	113,184
CoreSite Realty Corp.	2,124	240,840
Corporate Office Properties Trust	10,575	308,579
Cousins Properties Inc.	4,120	166,819
CubeSmart	4,484	138,287
CyrusOne Inc.	3,770	234,871
DiamondRock Hospitality Co.	13,064	134,559
Douglas Emmett Inc.	15,396	678,502
Easterly Government Properties Inc.	17,881	415,912
Empire State Realty Trust Inc., Class A	5,358	74,798
EPR Properties	609	43,190
Essential Properties Realty Trust Inc.	2,984	77,853
First Industrial Realty Trust Inc.	2,479	105,556
Four Corners Property Trust Inc.	7,045	199,514
Franklin Street Properties Corp.	9,026	78,616
Gaming and Leisure Properties Inc.	1,474	62,203
Global Net Lease Inc.	2,344	47,794
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,682	49,367

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America Inc., Class A	2,802	$85,041
Hudson Pacific Properties Inc.	3,935	140,873
JBG SMITH Properties	5,176	206,419
Kilroy Realty Corp.	6,166	513,258
Life Storage Inc.	1,399	153,218
Macerich Co. (The)	8,794	236,822
Office Properties Income Trust	1,936	64,585
Outfront Media Inc.	5,835	145,758
Paramount Group Inc.	4,625	62,854
Park Hotels & Resorts Inc.	4,842	114,513
Pebblebrook Hotel Trust	1,723	45,143
Physicians Realty Trust	3,448	66,167
Piedmont Office Realty Trust Inc., Class A	5,580	123,430
PotlatchDeltic Corp.	1,653	71,790
QTS Realty Trust Inc., Class A	2,217	117,656
Rayonier Inc.	1,936	59,300
Rexford Industrial Realty Inc.	4,900	234,514
RLJ Lodging Trust	5,290	90,406
Ryman Hospitality Properties Inc.	527	47,024
Sabra Health Care REIT Inc.	8,849	197,156
Senior Housing Properties Trust	6,066	44,403
Service Properties Trust	5,878	136,899
SITE Centers Corp.	5,780	83,752
STAG Industrial Inc.	1,560	48,344
STORE Capital Corp.	3,868	157,466
Sunstone Hotel Investors Inc.	6,729	94,206
Taubman Centers Inc.	1,319	42,841
Uniti Group Inc.	8,049	54,089
Washington Prime Group Inc.	10,474	43,572
Washington REIT	2,736	85,008

		8,465,482

Food & Staples Retailing — 1.1%
Andersons Inc. (The)	1,984	45,830
BJ’s Wholesale Club Holdings Inc.(a)	4,466	105,844
Casey’s General Stores Inc.	811	140,928
Performance Food Group Co.(a)	3,704	174,310
PriceSmart Inc.	1,068	79,822
SpartanNash Co.	3,929	55,635
Sprouts Farmers Market Inc.(a)	4,043	80,052
U.S. Foods Holding Corp.(a)	8,209	326,472
United Natural Foods Inc.(a)(b)	5,810	52,987

		1,061,880

Food Products — 1.2%
B&G Foods Inc.(b)	2,876	47,627
Beyond Meat Inc.(a)	574	47,619
Darling Ingredients Inc.(a)	7,024	167,171
Farmer Bros. Co.(a)	3,065	46,496
Flowers Foods Inc.	4,555	98,069
Fresh Del Monte Produce Inc.	1,460	47,742
Freshpet Inc.(a)	1,678	90,176
Hain Celestial Group Inc. (The)(a)	4,394	108,620
Hostess Brands Inc.(a)	3,900	52,455
Pilgrim’s Pride Corp.(a)	1,594	50,211
Post Holdings Inc.(a)	1,362	143,827
Sanderson Farms Inc.	361	59,774
Simply Good Foods Co. (The)(a)	3,085	85,238
TreeHouse Foods Inc.(a)	1,675	81,891

		1,126,916

4

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 1.0%
Chesapeake Utilities Corp.	488	$44,476
National Fuel Gas Co.	3,151	141,858
New Jersey Resources Corp.	2,322	98,778
Northwest Natural Holding Co.	1,409	96,897
ONE Gas Inc.	2,308	205,112
South Jersey Industries Inc.	4,180	130,583
Southwest Gas Holdings Inc.	2,775	210,234
Spire Inc.	559	43,278

		971,216

Health Care Equipment & Supplies — 3.1%
AngioDynamics Inc.(a)	3,057	46,986
Antares Pharma Inc.(a)	11,377	53,813
AtriCure Inc.(a)	2,087	62,088
Atrion Corp.	63	44,396
Avanos Medical Inc.(a)	1,448	50,188
Cantel Medical Corp.	1,120	86,128
Cardiovascular Systems Inc.(a)	1,637	74,582
CONMED Corp.	580	65,697
GenMark Diagnostics Inc.(a)	8,476	47,296
Glaukos Corp.(a)	1,145	73,429
Globus Medical Inc., Class A(a)	2,528	141,442
Haemonetics Corp.(a)	1,499	180,779
Heska Corp.(a)	543	51,856
Hill-Rom Holdings Inc.	2,093	224,390
Inogen Inc.(a)	663	48,803
Integer Holdings Corp.(a)	688	52,185
Integra LifeSciences Holdings Corp.(a)	951	58,001
iRhythm Technologies Inc.(a)	664	47,868
LeMaitre Vascular Inc.	1,451	51,612
LivaNova PLC(a)	1,062	88,953
Merit Medical Systems Inc.(a)	2,493	69,804
Natus Medical Inc.(a)	1,465	46,865
Neogen Corp.(a)	815	54,255
Nevro Corp.(a)	812	90,765
Novocure Ltd.(a)	2,003	184,636
NuVasive Inc.(a)	1,314	94,923
OraSure Technologies Inc.(a)	9,052	73,321
Orthofix Medical Inc.(a)	1,039	47,171
Penumbra Inc.(a)	1,064	188,243
Quidel Corp.(a)	1,159	79,531
Quotient Ltd.(a)	5,613	48,216
STAAR Surgical Co.(a)(b)	1,494	55,069
Tactile Systems Technology Inc.(a)	952	61,128
Tandem Diabetes Care Inc.(a)	1,727	119,215
Varex Imaging Corp.(a)	2,039	61,048
Wright Medical Group NV(a)	2,145	63,857

		2,888,539

Health Care Providers & Services — 3.0%
Acadia Healthcare Co. Inc.(a)	2,188	70,366
Addus HomeCare Corp.(a)	711	66,272
Amedisys Inc.(a)	988	161,004
AMN Healthcare Services Inc.(a)	2,179	129,585
BioTelemetry Inc.(a)	1,489	68,956
Brookdale Senior Living Inc.(a)	6,618	47,253
Chemed Corp.	296	127,286
CorVel Corp.(a)	641	52,889
Covetrus Inc.(a)	4,058	58,070
Diplomat Pharmacy Inc.(a)	13,830	71,224
Encompass Health Corp.	3,478	245,929

Security	Shares	Value

Health Care Providers & Services (continued)
Ensign Group Inc. (The)	1,545	$67,099
Guardant Health Inc.(a)(b)	984	76,427
Hanger Inc.(a)	2,354	61,675
HealthEquity Inc.(a)	1,304	82,009
LHC Group Inc.(a)	1,067	142,338
Magellan Health Inc.(a)	668	51,924
MEDNAX Inc.(a)	2,944	76,897
Molina Healthcare Inc.(a)	1,260	170,730
National Research Corp.	1,627	104,958
Patterson Companies Inc.	10,468	203,707
Pennant Group Inc. (The)(a)	2,491	58,339
PetIQ Inc.(a)	1,905	43,815
Premier Inc., Class A(a)(b)	2,991	106,300
Providence Service Corp. (The)(a)	1,178	70,315
R1 RCM Inc.(a)	5,866	75,613
Select Medical Holdings Corp.(a)	5,856	129,476
Tenet Healthcare Corp.(a)	1,794	57,767
Tivity Health Inc.(a)	3,228	73,114
U.S. Physical Therapy Inc.	952	111,251

		2,862,588

Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(a)(b)	9,119	98,303
HMS Holdings Corp.(a)	2,223	67,135
Omnicell Inc.(a)	644	51,513
Teladoc Health Inc.(a)	2,041	170,913
Vocera Communications Inc.(a)	2,211	47,979

		435,843

Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	2,322	68,290
Brinker International Inc.	1,859	83,283
Caesars Entertainment Corp.(a)	18,036	235,189
Churchill Downs Inc.	1,566	203,596
Dave & Buster’s Entertainment Inc.	1,169	46,970
Dine Brands Global Inc.	956	79,233
Dunkin’ Brands Group Inc.	4,121	315,463
El Pollo Loco Holdings Inc.(a)	4,370	70,444
Eldorado Resorts Inc.(a)	1,546	82,727
Everi Holdings Inc.(a)	3,878	52,237
Hilton Grand Vacations Inc.(a)	1,734	60,048
Jack in the Box Inc.	838	66,445
Marriott Vacations Worldwide Corp.	1,012	124,314
Penn National Gaming Inc.(a)	3,164	72,867
Planet Fitness Inc., Class A(a)	2,619	193,597
PlayAGS Inc.(a)	3,856	44,305
Red Robin Gourmet Burgers Inc.(a)	1,762	48,050
Scientific Games Corp./DE, Class A(a)	1,541	42,162
Shake Shack Inc., Class A(a)	1,146	71,029
Six Flags Entertainment Corp.	1,453	63,176
Texas Roadhouse Inc.	900	52,110
Wendy’s Co. (The)	6,338	135,887
Wingstop Inc.	783	62,640
Wyndham Hotels & Resorts Inc.	2,289	132,602

		2,406,664

Household Durables — 1.2%
Century Communities Inc.(a)	1,672	47,652
Ethan Allen Interiors Inc.	2,545	45,505
Helen of Troy Ltd.(a)	1,153	186,117
iRobot Corp.(a)(b)	1,659	72,266
KB Home	4,012	138,735

5

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
La-Z-Boy Inc.	1,770	$55,932
LGI Homes Inc.(a)	965	69,741
MDC Holdings Inc.	1,372	54,290
Meritage Homes Corp.(a)	1,023	68,070
Taylor Morrison Home Corp., Class A(a)	2,462	57,168
Tempur Sealy International Inc.(a)	912	77,411
Toll Brothers Inc.	2,742	110,146
TopBuild Corp.(a)	887	97,818
TRI Pointe Group Inc.(a)	3,380	52,660
Tupperware Brands Corp.	5,403	45,655

		1,179,166

Household Products — 0.2%
Energizer Holdings Inc.	2,080	103,771
Spectrum Brands Holdings Inc.	1,354	84,652

		188,423

Independent Power and Renewable Electricity Producers — 0.8%
Clearway Energy Inc., Class C	6,154	122,034
NextEra Energy Partners LP	3,088	164,065
Ormat Technologies Inc.	2,817	216,487
Pattern Energy Group Inc., Class A	7,133	196,300
TerraForm Power Inc., Class A	6,644	103,048

		801,934

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	2,171	338,633
Raven Industries Inc.	4,124	141,742

		480,375

Insurance — 1.7%
American Equity Investment Life Holding Co.	1,203	35,753
Assured Guaranty Ltd.	1,155	57,346
Axis Capital Holdings Ltd.	2,107	124,692
Brighthouse Financial Inc.(a)	1,844	75,899
CNO Financial Group Inc.	2,635	47,746
Crawford & Co., Class A, NVS	4,475	49,046
eHealth Inc.(a)(b)	715	65,966
First American Financial Corp.	5,348	340,240
Genworth Financial Inc., Class A(a)	17,465	69,161
Hanover Insurance Group Inc. (The)	1,990	270,501
Horace Mann Educators Corp.	585	25,395
Kemper Corp.	1,117	82,569
Old Republic International Corp.	2,053	46,316
Primerica Inc.	969	129,691
ProAssurance Corp.	760	28,576
Selective Insurance Group Inc.	1,057	69,994
Universal Insurance Holdings Inc.	1,660	48,306

		1,567,197

Interactive Media & Services — 0.1%
Cargurus Inc.(a)	1,203	48,228
Yelp Inc.(a)	1,778	61,661

		109,889

Internet & Direct Marketing Retail — 0.3%
Etsy Inc.(a)	3,378	146,571
Groupon Inc.(a)	15,712	45,565
Quotient Technology Inc.(a)	4,325	45,110
Stitch Fix Inc., Class A(a)	2,038	48,056

		285,302

IT Services — 1.7%
CACI International Inc., Class A(a)	300	71,796
Carbonite Inc.(a)	2,003	46,069

Security	Shares	Value

IT Services (continued)
Cardtronics PLC, Class A(a)	1,157	$48,849
Conduent Inc.(a)	13,226	89,540
CoreLogic Inc.(a)	1,184	49,053
CSG Systems International Inc.	922	52,729
Euronet Worldwide Inc.(a)	1,054	165,678
ExlService Holdings Inc.(a)	1,313	91,661
KBR Inc.	3,150	93,775
Limelight Networks Inc.(a)	10,907	46,573
LiveRamp Holdings Inc.(a)(b)	1,606	80,445
Perficient Inc.(a)	1,133	47,903
Perspecta Inc.	3,067	84,588
Science Applications International Corp.	995	84,923
Sykes Enterprises Inc.(a)	3,637	127,804
TTEC Holdings Inc.	1,058	48,594
Virtusa Corp.(a)	2,537	113,378
WEX Inc.(a)	1,514	304,511

		1,647,869

Leisure Products — 0.5%
Brunswick Corp./DE	1,177	69,172
Callaway Golf Co.	4,223	87,754
Johnson Outdoors Inc., Class A	781	50,453
Malibu Boats Inc., Class A(a)	1,839	72,714
Mattel Inc.(a)(b)	11,114	130,034
YETI Holdings Inc.(a)	1,922	61,158

		471,285

Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	737	160,850
Bruker Corp.	3,784	193,703
Cambrex Corp.(a)	772	46,297
Charles River Laboratories International Inc.(a)	336	48,804
Luminex Corp.	2,331	49,254
Medpace Holdings Inc.(a)	640	49,069
NeoGenomics Inc.(a)(b)	3,150	81,302
PRA Health Sciences Inc.(a)	1,251	136,121
Repligen Corp.(a)(b)	1,818	161,347
Syneos Health Inc.(a)	1,299	71,328

		998,075

Machinery — 5.0%
Actuant Corp., Class A	2,800	68,768
AGCO Corp.	1,774	138,603
Alamo Group Inc.	599	68,765
Albany International Corp., Class A	541	45,271
Allison Transmission Holdings Inc.	5,278	255,455
Altra Industrial Motion Corp.	1,400	46,018
Astec Industries Inc.	1,416	53,043
Barnes Group Inc.	2,082	123,234
Briggs & Stratton Corp.	7,139	38,194
Chart Industries Inc.(a)	1,195	65,964
Crane Co.	1,380	114,637
Donaldson Co. Inc.	4,480	251,238
Douglas Dynamics Inc.	1,152	62,335
ESCO Technologies Inc.	1,678	147,781
Evoqua Water Technologies Corp.(a)	2,967	56,195
Federal Signal Corp.	2,431	80,077
Franklin Electric Co. Inc.	2,574	142,780
Gardner Denver Holdings Inc.(a)	3,421	115,869
Gates Industrial Corp. PLC(a)(b)	3,945	46,906
Graco Inc.	3,647	176,187
Hillenbrand Inc.	1,615	51,066

6

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
ITT Inc.	2,376	$165,797
John Bean Technologies Corp.	650	71,207
Kennametal Inc.	1,457	50,747
Lincoln Electric Holdings Inc.	1,654	152,598
Lindsay Corp.	854	77,048
Manitowoc Co. Inc. (The)(a)	2,967	47,472
Meritor Inc.(a)	2,502	63,176
Navistar International Corp.(a)	2,532	82,670
Nordson Corp.	905	150,076
Oshkosh Corp.	3,613	326,832
Proto Labs Inc.(a)	874	84,682
Rexnord Corp.(a)	1,984	62,675
SPX Corp.(a)	967	46,203
Tennant Co.	678	50,484
Terex Corp.	1,951	54,765
Toro Co. (The)	3,802	297,240
TriMas Corp.(a)	1,497	46,377
Trinity Industries Inc.	2,194	46,162
Wabash National Corp.	3,565	56,149
Watts Water Technologies Inc., Class A	2,497	242,109
Welbilt Inc.(a)	5,780	96,468
Woodward Inc.	2,429	283,683

		4,703,006

Media — 1.2%
Cable One Inc.	188	288,580
Clear Channel Outdoor Holdings Inc.(a)	18,115	44,925
Gray Television Inc.(a)	2,816	56,996
Hemisphere Media Group Inc.(a)	3,710	51,940
John Wiley & Sons Inc., Class A	3,397	160,542
Liberty Latin America Ltd., Class C, NVS(a)	3,019	54,161
Loral Space & Communications Inc.(a)	1,244	42,122
New York Times Co. (The), Class A	5,443	175,537
Nexstar Media Group Inc., Class A	1,100	118,481
Sinclair Broadcast Group Inc., Class A	1,634	56,912
TEGNA Inc.	5,677	87,142

		1,137,338

Metals & Mining — 1.3%
Alcoa Corp.(a)(b)	6,908	140,578
Century Aluminum Co.(a)(b)	6,524	45,994
Cleveland-Cliffs Inc.(b)	7,848	62,706
Commercial Metals Co.	3,427	73,201
Compass Minerals International Inc.	1,697	93,793
Reliance Steel & Aluminum Co.	3,224	380,367
Royal Gold Inc.	2,922	342,663
Schnitzer Steel Industries Inc., Class A	5,334	114,948

		1,254,250

Mortgage Real Estate Investment — 0.8%
Apollo Commercial Real Estate Finance Inc.	6,537	119,431
Arbor Realty Trust Inc.(b)	3,065	46,465
Capstead Mortgage Corp.	5,679	44,183
Chimera Investment Corp.	4,295	87,489
Granite Point Mortgage Trust Inc.	3,197	58,090
KKR Real Estate Finance Trust Inc.	3,650	73,694
New Residential Investment Corp.	3,230	50,065
Ready Capital Corp.	2,937	46,316
Redwood Trust Inc.	4,924	79,670
Starwood Property Trust Inc.	5,223	127,964

		733,367

Security	Shares	Value

Multi-Utilities — 0.5%
Avista Corp.	5,867	$277,392
MDU Resources Group Inc.	6,105	177,289

		454,681

Multiline Retail — 0.3%
Big Lots Inc.	2,261	47,255
Macy’s Inc.	9,909	151,806
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	716	46,826

		245,887

Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp.	11,049	50,604
Callon Petroleum Co.(a)	10,489	38,285
Cimarex Energy Co.	3,026	139,105
Clean Energy Fuels Corp.(a)	22,718	44,300
CNX Resources Corp.(a)	6,547	45,240
Delek U.S. Holdings Inc.	2,731	93,701
Denbury Resources Inc.(a)	45,674	45,057
EnLink Midstream LLC	9,509	45,168
EQT Corp.	8,300	72,459
Equitrans Midstream Corp.	6,246	62,273
Gran Tierra Energy Inc.(a)	46,211	47,135
Green Plains Inc.	3,136	47,824
Kosmos Energy Ltd.	16,720	99,818
Matador Resources Co.(a)	3,306	46,549
Murphy Oil Corp.	2,845	65,464
Oasis Petroleum Inc.(a)	15,677	36,684
Parsley Energy Inc., Class A	7,651	114,612
PBF Energy Inc., Class A	3,008	94,150
PDC Energy Inc.(a)	1,774	40,323
Peabody Energy Corp.	4,787	46,338
QEP Resources Inc.	13,789	45,090
Range Resources Corp.	11,167	38,973
Renewable Energy Group Inc.(a)	2,746	46,847
SM Energy Co.	4,975	41,342
Southwestern Energy Co.(a)	26,128	47,553
SRC Energy Inc.(a)	11,724	41,855
Tallgrass Energy LP	3,674	65,801
Texas Pacific Land Trust	100	67,498
Whiting Petroleum Corp.(a)(b)	7,297	33,420
World Fuel Services Corp.	2,883	122,239
WPX Energy Inc.(a)	6,839	67,296

		1,893,003

Paper & Forest Products — 0.5%
Boise Cascade Co.	4,385	166,279
Domtar Corp.	3,632	135,546
Louisiana-Pacific Corp.	4,183	124,068

		425,893

Personal Products — 0.5%
Avon Products Inc.(a)	12,558	57,641
Edgewell Personal Care Co.(a)	1,652	51,476
Herbalife Nutrition Ltd.(a)	3,494	159,362
Medifast Inc.	702	61,713
Nu Skin Enterprises Inc., Class A	1,312	50,171
USANA Health Sciences Inc.(a)	692	50,931

		431,294

Pharmaceuticals — 1.5%
Aerie Pharmaceuticals Inc.(a)(b)	2,534	48,121
Axsome Therapeutics Inc.(a)	1,755	69,094
Catalent Inc.(a)	4,603	239,310
Corcept Therapeutics Inc.(a)	2,796	35,873

7

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Cymabay Therapeutics Inc.(a)	8,586	$15,111
Horizon Therapeutics PLC(a)	5,080	166,522
Intersect ENT Inc.(a)	3,318	71,934
Intra-Cellular Therapies Inc.(a)(b)	4,990	48,453
MyoKardia Inc.(a)(b)	1,385	90,233
Nektar Therapeutics(a)	5,008	101,612
Pacira BioSciences Inc.(a)(b)	1,162	53,708
Phibro Animal Health Corp., Class A	2,022	49,054
Reata Pharmaceuticals Inc., Class A(a)(b)	604	117,858
Revance Therapeutics Inc.(a)	3,041	54,434
Supernus Pharmaceuticals Inc.(a)	2,116	49,472
Theravance Biopharma Inc.(a)	2,936	63,887
Tilray Inc., Class 2 (a)(b)	2,332	46,267
Tricida Inc.(a)	1,381	55,185
Zogenix Inc.(a)(b)	1,465	69,998

		1,446,126

Professional Services — 1.3%
ASGN Inc.(a)	1,808	121,154
Exponent Inc.	1,020	64,821
FTI Consulting Inc.(a)	1,547	168,607
Heidrick & Struggles International Inc.	1,703	52,827
Huron Consulting Group Inc.(a)	756	50,690
ICF International Inc.	1,079	96,819
Insperity Inc.	1,434	111,522
Kelly Services Inc., Class A, NVS	4,647	101,816
Kforce Inc.	1,156	45,685
Korn Ferry	2,670	104,878
TriNet Group Inc.(a)	2,284	125,049
TrueBlue Inc.(a)	6,970	162,471

		1,206,339

Real Estate Management & Development — 0.9%
Cushman & Wakefield PLC(a)	7,477	144,979
Howard Hughes Corp. (The)(a)(b)	2,605	287,618
Kennedy-Wilson Holdings Inc.	2,745	62,064
Marcus & Millichap Inc.(a)	3,467	127,447
Realogy Holdings Corp.	4,782	50,068
Redfin Corp.(a)	2,270	43,766
St. Joe Co. (The)(a)	2,842	53,998
Tejon Ranch Co.(a)	2,894	47,577

		817,517

Road & Rail — 0.8%
ArcBest Corp.	1,872	53,876
Avis Budget Group Inc.(a)	2,417	71,906
Genesee & Wyoming Inc., Class A(a)	1,853	206,517
Hertz Global Holdings Inc.(a)	4,142	64,201
Landstar System Inc.	400	44,564
Ryder System Inc.	3,743	196,470
Schneider National Inc., Class B	4,609	104,854
Werner Enterprises Inc.	1,226	45,068

		787,456

Semiconductors & Semiconductor Equipment — 2.9%
Brooks Automation Inc.	2,370	106,105
Cabot Microelectronics Corp.	1,044	139,280
Cirrus Logic Inc.(a)	2,414	173,084
Cree Inc.(a)	3,809	168,396
Cypress Semiconductor Corp.	10,051	235,696
Enphase Energy Inc.(a)(b)	2,432	53,188
Entegris Inc.(b)	4,230	200,164
First Solar Inc.(a)(b)	3,101	171,299

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd.(a)	1,593	$50,259
Inphi Corp.(a)	982	68,377
Kulicke & Soffa Industries Inc.	5,050	126,704
Lattice Semiconductor Corp.(a)	3,599	67,985
Mellanox Technologies Ltd.(a)	1,337	153,621
MKS Instruments Inc.(b)	1,143	121,478
Monolithic Power Systems Inc.	554	89,017
NVE Corp.	684	43,496
Onto Innovation Inc.(a)	2,248	75,443
Power Integrations Inc.	949	86,824
Rambus Inc.(a)	4,099	53,492
Semtech Corp.(a)	1,629	78,941
Silicon Laboratories Inc.(a)	1,422	150,632
SolarEdge Technologies Inc.(a)	1,104	90,097
Ultra Clean Holdings Inc.(a)	2,042	45,414
Universal Display Corp.	1,099	213,448

		2,762,440

Software — 6.6%
2U Inc.(a)(b)	2,078	51,825
8x8 Inc.(a)	2,265	46,478
ACI Worldwide Inc.(a)	5,845	219,187
Alteryx Inc., Class A(a)(b)	1,134	128,743
Appian Corp.(a)(b)	1,078	46,440
Aspen Technology Inc.(a)	2,113	264,970
Avaya Holdings Corp.(a)	4,879	62,305
Benefitfocus Inc.(a)	1,989	47,696
Blackbaud Inc.	1,929	159,876
Blackline Inc.(a)	2,062	110,977
Bottomline Technologies DE Inc.(a)	1,363	67,455
Box Inc., Class A(a)	2,922	53,297
Ceridian HCM Holding Inc.(a)(b)	1,543	93,135
Cision Ltd.(a)	5,772	57,374
Cloudera Inc.(a)(b)	5,409	53,441
Cornerstone OnDemand Inc.(a)	1,041	64,198
Coupa Software Inc.(a)	1,683	258,324
Elastic NV(a)	860	68,293
Envestnet Inc.(a)	1,840	131,026
Everbridge Inc.(a)(b)	823	72,375
Fair Isaac Corp.(a)	1,137	418,132
FireEye Inc.(a)(b)	3,790	63,520
Five9 Inc.(a)	2,030	138,385
ForeScout Technologies Inc.(a)	1,378	49,374
HubSpot Inc.(a)(b)	1,318	199,018
Instructure Inc.(a)	876	46,638
LivePerson Inc.(a)	2,065	81,960
LogMeIn Inc.	1,683	131,240
Manhattan Associates Inc.(a)	1,744	145,641
Mimecast Ltd.(a)	2,982	132,252
Model N Inc.(a)	1,771	53,874
New Relic Inc.(a)	1,979	134,612
Nuance Communications Inc.(a)	7,395	132,592
Nutanix Inc., Class A(a)	5,127	191,493
Paylocity Holding Corp.(a)	1,683	205,865
Progress Software Corp.	2,369	99,522
Proofpoint Inc.(a)	1,182	140,292
PROS Holdings Inc.(a)	1,414	88,078
Q2 Holdings Inc.(a)	596	50,320
Qualys Inc.(a)	1,064	93,111
Rapid7 Inc.(a)	2,146	120,326
SailPoint Technologies Holding Inc.(a)	2,127	53,239

8

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Smartsheet Inc., Class A(a)	2,875	$136,361
SPS Commerce Inc.(a)	1,383	77,904
SVMK Inc.(a)	2,766	47,216
Teradata Corp.(a)	8,862	235,375
Trade Desk Inc. (The), Class A(a)	872	229,632
Varonis Systems Inc.(a)(b)	671	52,412
Verint Systems Inc.(a)	1,532	74,471
Workiva Inc.(a)	1,755	76,114
Yext Inc.(a)	2,850	49,191
Zendesk Inc.(a)	3,265	257,935
Zscaler Inc.(a)	1,636	85,285
Zuora Inc., Class A(a)	3,375	53,797

		6,202,592

Specialty Retail — 2.7%
Aaron’s Inc.(b)	2,547	148,745
American Eagle Outfitters Inc.	7,301	109,296
America’s Car-Mart Inc./TX(a)	535	58,454
Asbury Automotive Group Inc.(a)	549	60,851
AutoNation Inc.(a)	1,950	99,625
Boot Barn Holdings Inc.(a)	1,091	43,444
Caleres Inc.	1,943	42,532
Carvana Co.(a)(b)	1,066	101,611
Children’s Place Inc. (The)	624	45,090
Designer Brands Inc. , Class A	2,653	43,774
Five Below Inc.(a)	1,484	183,586
Floor & Decor Holdings Inc., Class A(a)	1,403	67,358
Foot Locker Inc.	3,336	133,607
Genesco Inc.(a)	1,141	42,377
Group 1 Automotive Inc.	567	58,452
Haverty Furniture Companies Inc.	2,310	46,454
Hibbett Sports Inc.(a)	1,815	51,492
L Brands Inc.	5,769	110,419
Lithia Motors Inc., Class A	785	126,055
MarineMax Inc.(a)	3,230	53,489
Monro Inc.	1,213	89,034
Murphy USA Inc.(a)	1,158	136,100
National Vision Holdings Inc.(a)	2,355	71,121
Office Depot Inc.	20,300	45,269
Rent-A-Center Inc./TX	2,055	53,492
RH(a)	427	87,787
Sally Beauty Holdings Inc.(a)	3,593	66,219
Signet Jewelers Ltd.	2,815	51,711
Sleep Number Corp.(a)	949	45,808
Williams-Sonoma Inc.	2,862	198,623
Winmark Corp.	277	49,029
Zumiez Inc.(a)	1,519	44,871

		2,565,775

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	3,639	119,468
Pure Storage Inc., Class A(a)(b)	4,453	71,560

		191,028

Textiles, Apparel & Luxury Goods — 1.2%
Carter’s Inc.	828	85,541
Columbia Sportswear Co.	1,745	161,412
Crocs Inc.(a)	2,602	90,810
Deckers Outdoor Corp.(a)	1,207	202,993
Fossil Group Inc.(a)	5,907	44,243
Kontoor Brands Inc.(a)	2,092	74,998
Levi Strauss & Co., Class A	3,733	62,640

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Movado Group Inc.	2,269	$44,359
Oxford Industries Inc.	645	48,001
Skechers U.S.A. Inc., Class A(a)	2,306	92,747
Steven Madden Ltd.	1,093	46,420
Unifi Inc.(a)	1,877	45,705
Wolverine World Wide Inc.	4,188	134,435

		1,134,304

Thrifts & Mortgage Finance — 1.6%
Columbia Financial Inc.(a)	4,598	76,603
Federal Agricultural Mortgage Corp., Class C, NVS	1,038	86,206
First Defiance Financial Corp.	1,706	51,436
HomeStreet Inc.(a)	3,094	98,760
LendingTree Inc.(a)	128	46,148
Meta Financial Group Inc.	1,380	49,086
MGIC Investment Corp.	14,506	209,031
Mr Cooper Group Inc.(a)	3,701	49,741
New York Community Bancorp. Inc.	17,629	210,138
NMI Holdings Inc., Class A(a)	1,363	45,756
OceanFirst Financial Corp.	6,195	148,556
Provident Financial Services Inc.	2,127	51,729
Radian Group Inc.	2,627	67,882
TFS Financial Corp.	5,525	112,102
Walker & Dunlop Inc.	834	54,744
Washington Federal Inc.	2,952	108,663
WSFS Financial Corp.	1,822	81,243

		1,547,824

Trading Companies & Distributors — 1.1%
Air Lease Corp.	1,910	88,681
Aircastle Ltd.	2,429	77,704
Beacon Roofing Supply Inc.(a)	2,163	64,133
Foundation Building Materials Inc.(a)	2,151	43,967
GATX Corp.	1,527	123,427
GMS Inc.(a)	1,441	44,613
Herc Holdings Inc.(a)	928	43,393
Rush Enterprises Inc., Class A	1,039	47,607
SiteOne Landscape Supply Inc.(a)	1,336	118,583
Triton International Ltd.	2,209	83,677
Watsco Inc.	719	127,961
WESCO International Inc.(a)	2,835	149,178

		1,012,924

Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	4,620	193,809

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)	4,127	47,502
Gogo Inc.(a)(b)	7,856	39,751
Shenandoah Telecommunications Co.	2,033	76,339

		163,592

Total Common Stocks — 99.7% (Cost: $88,352,473)		94,052,072

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	4,493,822	4,495,620

9

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	204,000	$204,000

		4,699,620

Total Short-Term Investments — 5.0% (Cost: $4,699,683)		4,699,620

Total Investments in Securities — 104.7% (Cost: $93,052,156)		98,751,692

Other Assets, Less Liabilities — (4.7)%		(4,458,750)

Net Assets — 100.0%		$94,292,942

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,242,665	1,251,157	4,493,822	$4,495,620	$7,856	(a)	$(78)	$(352)
BlackRock Cash Funds: Treasury, SL Agency Shares	66,000	138,000	204,000	204,000	585		—	—

				$4,699,620	$8,441		$(78)	$(352)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$94,048,995	$—	$3,077	$94,052,072
Money Market Funds	4,699,620	—	—	4,699,620

	$98,748,615	$—	$3,077	$98,751,692

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

10